Other Assets and Other Financial Assets - Other financial assets (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Categories of financial assets [abstract]
Non-current accounts receivable		$ 983	$ 938
Derivative financial instruments (see Note 21)		14,283	8,260
Others		334	172
Other investments in equity instruments		16,786	13,310
Total other financial assets	$ 1,628	$ 32,386	$ 22,680